Subsequent Events - Additional Information (Details) SFr / shares in Units, $ / shares in Units, SFr in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025 CHF (SFr) SFr / shares shares	Feb. 28, 2025 USD ($)	Dec. 31, 2024 CHF (SFr) SFr / shares	Dec. 31, 2023 CHF (SFr)	Feb. 28, 2025 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share			SFr 0.01
Total gross proceeds | SFr			SFr 53,541	SFr 38,179
Ordinary Shares | Follow-on public offering
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares	5,000,000				5,000,000
Par value per share	SFr 0.01
Per share purchase price | (per share)	SFr 18.01				$ 20
Total gross proceeds	SFr 90,100	$ 100.0